CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	1,062,500	0
Convertible redeemable preferred shares, shares issued	1,062,500	0
Convertible redeemable preferred shares, shares outstanding	1,062,500	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	640,000,000	640,000,000
Ordinary shares, shares issued	59,231,993	58,886,944
Ordinary shares, shares outstanding	59,231,993	58,886,944